CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Jun. 30, 2019
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Condensed Financial Information of Parent Company Only Disclosure [Text Block]

NOTE 27 -   CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

Under the PRC laws and regulations, the Company’s PRC subsidiaries’ ability to transfer net assets in the form of dividend payments, loans, or advances are restricted. The amount restricted was RMB601,064 (equivalent to $88,930) and RMB619,403 (equivalent to $91,624) as of June 30, 2018, and 2019, respectively.

The following represents condensed unconsolidated financial information of the parent company only:

CONDENSED BALANCE SHEETS

	June 30,
	2018	2019

ASSETS
Current assets:
Cash and cash equivalents	$21,578	$48,349
Amounts due from subsidiaries	53,503	57,703
Prepaid expenses	61	78
Total current assets	75,142	106,130

Investment in subsidiaries	869,706	986,155

Total assets	$944,848	$1,092,285

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Current portion of long-term loans	—	19,995
Accrued payroll and related expense	$28	$—
Derivative financial liability	412	758
Amounts due to subsidiaries	82,491	126,146
Total current liabilities	82,931	146,899

Long-term loan	19,865	—
Total liabilities	102,796	146,899

Equity:
Ordinary shares, par value $0.001 per share, 100,000,000 shares authorized; 60,342,099 shares issued and outstanding as of June 30, 2018 and 2019, respectively	60	60
Additional paid-in capital	223,396	223,634
Retained earnings	624,049	757,213
Accumulated other comprehensive loss	(5,453)	(35,521)
Total equity	842,052	945,386

Total liabilities and equity	$944,848	$1,092,285

CONDENSED STATEMENTS OF COMPREHENSIVE INCOME

	Year Ended June 30,
	2017	2018	2019

General and administrative expenses	$1,062	$1,751	$1,511
Loss from operations	(1,062)	(1,751)	(1,511)

Other expense, net	(89)	—	(346)
Interest income	4	—	—
Interest expenses	(1,074)	(748)	(562)
Foreign exchange losses	(740)	(97)	(72)
Share of net income of subsidiaries	$71,905	$109,757	$127,752
Income before income taxes	68,944	107,161	125,261
Income tax expenses	—	—	—
Net income	68,944	107,161	125,261

Other comprehensive income, net of tax of nil
Translation adjustment	(14,392)	17,406	(31,341)
Comprehensive income	$54,552	$124,567	$93,920

CONDENSED STATEMENTS OF CASH FLOWS

	Year ended June 30,
	2017	2018	2019

Cash flows from operating activities:
Net income	$68,944	$107,161	$125,261
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Share of net (income) of subsidiaries	(71,905)	(109,757)	(127,752)
Share-based compensation expenses	464	1,207	238
Accretion of convertible bond	230	230	230
Fair value adjustments of a bifurcated derivative	89	(75)	346
Change in accrued liabilities	1,248	14	(28)
Net cash used in operating activities	$(930)	$(1,220)	$(1,705)

Cash flows from investing activities:
Collection of loans from subsidiaries	2,316	50,649	—
Loans to subsidiaries	(2,712)	(5,000)	(4,200)
Investment in subsidiaries	—	(15,707)	—
Net cash (used in) provided by investing activities	$(396)	$29,942	$(4,200)

Cash flows from financing activities:
Proceeds of loans from subsidiaries	11,938	—	43,538
Payment of dividends	(11,975)	(7,241)	(10,862)
Repayment of loans from subsidiaries	(428)	(13,006)	—
Proceeds from exercise of options	6,323	—	—
Net cash provided by (used in) financing activities	$5,858	$(20,247)	$32,676

Net increase in cash and cash equivalents	$4,532	$8,475	$26,771

Cash and cash equivalents, beginning of period	8,571	13,103	21,578
Cash and cash equivalents, end of period	$13,103	$21,578	$48,349

Basis of presentation

For the presentation of the parent company only condensed financial information, the Company records its investment in subsidiaries under the equity method of accounting as prescribed in ASC 323, Investments—Equity Method and Joint Ventures (“ASC 323”). Such investment is presented on the condensed balance sheets as “Investment in subsidiaries” and the subsidiaries’ profit as “Share of net income of subsidiaries” on the condensed statements of comprehensive income. The parent company only financial statements should be read in conjunction with the Company’s consolidated financial statements.

Commitments

The Company does not have significant commitments or long-term obligations as of the period end other than those presented.